Derivative Financial Instruments - Summary of Derivative Financial Instruments (Parenthetical) (Detail)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)
Interest rate swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional principal of the outstanding derivative contracts		$ 393,000,000		$ 460,000,000
Interest rate swaps [member] | Bottom of range [member] | Fixed rate from 1.64% to 1.72% [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings interest rate	1.64%	1.64%
Interest rate swaps [member] | Top of range [member] | Fixed rate from 1.64% to 1.72% [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings interest rate	1.72%	1.72%
Cross Currency Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional principal of the outstanding derivative contracts		$ 979,000,000		$ 920,000,000
Fair value of the cross currency swap | ¥	¥ 44,000,000		¥ 64,000,000
Cross Currency Swaps [member] | Bottom of range [member] | Fixed rate from 3.20% to 3.91% [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings interest rate	3.20%	3.20%	3.58%	3.58%
Cross Currency Swaps [member] | Top of range [member] | Fixed rate from 3.20% to 3.91% [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings interest rate	3.91%	3.91%	4.04%	4.04%